Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2011 Public common unitholders	Dec. 31, 2011 Affiliated common unitholders	Dec. 31, 2011 Subordinated unitholders	Dec. 31, 2010 Predecessor
Current assets:
Cash and cash equivalents	$ 1,513				$ 12,455
Accounts receivable:
Oil and natural gas sales	11,801				14,012
Trade and other	1,123				2,531
Commodity derivative instruments	16,064				23,819
Amounts due from affiliates					59
Prepaid expenses	578				1,722
Total current assets	31,079				54,598
Property and equipment (successful efforts method)	725,486				784,346
Accumulated depletion, depreciation and impairment	(263,931)				(342,400)
Total property and equipment, net	461,555				441,946
Commodity derivative instruments	27,015				7,767
Deferred financing costs, net of accumulated amortization	1,365				311
TOTAL ASSETS	521,014				504,622
Current liabilities:
Trade accounts payable	2,707				3,354
Accrued liabilities	2,746				8,141
Accrued capital cost	1,421				6,620
Commodity derivative instruments	186				1,888
Due to affiliates	536
Interest rate derivative instruments					594
Asset retirement obligations	359				792
Total current liabilities	7,955				21,389
Long-term liabilities:
Commodity derivative instruments					5,333
Interest rate derivative instruments					267
Revolving credit facility	155,800				27,251
Asset retirement obligations	23,795				23,504
Deferred tax liabilities	35				145
Total long-term liabilities	179,630				56,500
Total liabilities	187,585				77,889
Contractual obligations and commitments (Note 13)
Unitholders' equity:
Predecessor partners' capital	61,926				426,733
General partner (22,400 units issued and outstanding as of December 31, 2011)	438
Limited partner capital		189,537	35,007	46,521
Total unitholders' equity	333,429				426,733
TOTAL LIABILITIES AND UNITHOLDERS' EQUITY	$ 521,014				$ 504,622